Revenue from Contracts with Customers - Additional Information (Detail) $ in Millions	12 Months Ended
Jun. 30, 2019 USD ($)
Revenue from Contract with Customer [Abstract]
Revenue recognized related to customer payments	$ 3.4
Contract liabilities	$ 19.4